Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Jun. 27, 2014
Debt Instrument [Line Items]
Long-term Debt, Current Maturities	$ (110,226)	$ (3,300)
Long-term Debt	460,442	33,550
Senior Notes	73,625	73,625
Bank loans	350,216	30,250
Senior Notes
Debt Instrument [Line Items]
Long-term Debt	73,625
Senior Notes	73,625
$409 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Long-term Debt	94,473	0
$39.6 Million Credit facility | Secured Debt
Debt Instrument [Line Items]
Long-term Debt	30,754	33,550	$ 19,800
$12.5 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Long-term Debt	11,750	0
$411.3 Million Credit Facility
Debt Instrument [Line Items]
Long-term Debt	83,261
$411.3 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Long-term Debt	83,261	0
$67.5 Million Facility | Secured Debt
Debt Instrument [Line Items]
Long-term Debt	29,666	0
$42 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Long-term Debt	36,588	0
$330 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Long-term Debt	$ 173,950	$ 0